Fair Value Measurements - Additional Information (Detail) - Colonnade Acquisition Corp. $ in Millions	1 Months Ended
Oct. 31, 2020 USD ($)
Level 1 [Member] | Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net derivative asset (liability)	$ 5.1
Level 2 [Member] | Private Placement Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, net derivative asset (liability)	$ 3.0